ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	£ 3,455	£ 3,362
In respect of:
Expected credit loss in respect of financial assets at fair value through other comprehensive income		1
In respect of:
Beginning Balance	3,362
Impact of transfers between stages	(604)	(485)
Other items charged to the income statement	(4)	19
Ending Balance	3,455	3,362
Loans and Advances to Banks [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	2	2
Retail - Mortgages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	568	459
Other [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	2,691	2,691
Gross [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	3,259	3,150
Debt securities [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	3	6
Financial assets at amortised cost, class [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	3,264	3,158
Other assets [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	14	11
Loan commitments and financial guarantees [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	177	193
Drawn balance [member]
In respect of:
Beginning Balance	3,169	3,260
Exchange and other adjustments	308	135
Impact of transfers between stages	598	493
Other items charged to the income statement	714	531
Charge to the income statement	1,312	1,024
Advances written off	(1,883)	(1,605)
Disposal of businesses		(181)
Recoveries of advances written off in previous years	425	580
Discount unwind	(53)	(44)
Ending Balance	3,278	3,169
Undrawn balances [member]
In respect of:
Beginning Balance	193	273
Exchange and other adjustments	(1)	(7)
Impact of transfers between stages	6	(8)
Other items charged to the income statement	(21)	(65)
Charge to the income statement	(15)	(73)
Ending Balance	177	193
Retail - Mortgages [Member]
In respect of:
Beginning Balance	459	384
Exchange and other adjustments	283	2
Impact of transfers between stages	129	74
Other items charged to the income statement	(294)	(36)
Charge to the income statement	(165)	38
Advances written off	(89)	(19)
Recoveries of advances written off in previous years	57	30
Discount unwind	24	24
Ending Balance	569	459
Impact of transfers between stages [Member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	598	493
Impact of transfers between stages [Member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	6	(8)
Impact of transfers between stages [Member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	129	74
Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	772	650
In respect of:
Expected credit loss in respect of financial assets at fair value through other comprehensive income		1
Stage 1 [member] | Loans and Advances to Banks [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	2	2
Stage 1 [member] | Retail - Mortgages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	23	37
Stage 1 [member] | Other [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	652	488
Stage 1 [member] | Gross [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	675	525
Stage 1 [member] | Financial assets at amortised cost, class [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	677	527
Stage 1 [member] | Loan commitments and financial guarantees [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	95	123
Stage 1 [member] | Drawn balance [member]
In respect of:
Beginning Balance	527	590
Exchange and other adjustments	11	2
Impact of transfers between stages	(14)	(7)
Other items charged to the income statement	153	(58)
Charge to the income statement	139	(65)
Ending Balance	677	527
Stage 1 [member] | Undrawn balances [member]
In respect of:
Beginning Balance	123	147
Exchange and other adjustments		(5)
Impact of transfers between stages	(3)	(5)
Other items charged to the income statement	(25)	(14)
Charge to the income statement	(28)	(19)
Ending Balance	95	123
Stage 1 [member] | Retail - Mortgages [Member]
In respect of:
Beginning Balance	37	30
Impact of transfers between stages	(16)	18
Other items charged to the income statement	3	(11)
Charge to the income statement	(13)	7
Ending Balance	24	37
Stage 1 [member] | Stage 1 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	229	304
Stage 1 [member] | Stage 1 [member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	19	28
Stage 1 [member] | Stage 1 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	17	72
Stage 1 [member] | Stage 2 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	(53)	(46)
Stage 1 [member] | Stage 2 [member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	(4)	(6)
Stage 1 [member] | Stage 2 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	(13)	(3)
Stage 1 [member] | Stage 3 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	(15)	(32)
Stage 1 [member] | Stage 3 [member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	(1)	(2)
Stage 1 [member] | Stage 3 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	(5)	(3)
Stage 1 [member] | Impact of transfers between stages [Member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	(175)	(233)
Stage 1 [member] | Impact of transfers between stages [Member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	(17)	(25)
Stage 1 [member] | Impact of transfers between stages [Member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	(15)	(48)
Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	1,072	1,058
Stage 2 [member] | Retail - Mortgages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	281	226
Stage 2 [member] | Other [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	714	768
Stage 2 [member] | Gross [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	995	994
Stage 2 [member] | Financial assets at amortised cost, class [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	995	994
Stage 2 [member] | Loan commitments and financial guarantees [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	77	64
Stage 2 [member] | Drawn balance [member]
In respect of:
Beginning Balance	994	1,147
Exchange and other adjustments	(9)
Impact of transfers between stages	83	56
Other items charged to the income statement	(73)	(107)
Charge to the income statement	10	(51)
Disposal of businesses		(102)
Ending Balance	995	994
Stage 2 [member] | Undrawn balances [member]
In respect of:
Beginning Balance	64	126
Exchange and other adjustments	(1)	(14)
Impact of transfers between stages	6	(5)
Other items charged to the income statement	8	(43)
Charge to the income statement	14	(48)
Ending Balance	77	64
Stage 2 [member] | Retail - Mortgages [Member]
In respect of:
Beginning Balance	226	236
Exchange and other adjustments		1
Impact of transfers between stages	100	9
Other items charged to the income statement	(45)	(20)
Charge to the income statement	55	(11)
Ending Balance	281	226
Stage 2 [member] | Stage 1 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	(222)	(299)
Stage 2 [member] | Stage 1 [member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	(19)	(28)
Stage 2 [member] | Stage 1 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	(17)	(71)
Stage 2 [member] | Stage 2 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	92	85
Stage 2 [member] | Stage 2 [member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	4	6
Stage 2 [member] | Stage 2 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	33	15
Stage 2 [member] | Stage 3 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	(140)	(131)
Stage 2 [member] | Stage 3 [member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	(3)	(5)
Stage 2 [member] | Stage 3 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	(21)	(17)
Stage 2 [member] | Impact of transfers between stages [Member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	353	401
Stage 2 [member] | Impact of transfers between stages [Member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	24	22
Stage 2 [member] | Impact of transfers between stages [Member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	105	82
Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	1,469	1,576
Stage 3 [member] | Retail - Mortgages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	122	118
Stage 3 [member] | Other [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	1,325	1,435
Stage 3 [member] | Gross [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	1,447	1,553
Stage 3 [member] | Debt securities [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	3	6
Stage 3 [member] | Financial assets at amortised cost, class [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	1,450	1,559
Stage 3 [member] | Other assets [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	14	11
Stage 3 [member] | Loan commitments and financial guarantees [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	5	6
Stage 3 [member] | Drawn balance [member]
In respect of:
Beginning Balance	1,570	1,491
Exchange and other adjustments	23	133
Impact of transfers between stages	529	444
Other items charged to the income statement	827	696
Charge to the income statement	1,356	1,140
Advances written off	(1,829)	(1,605)
Disposal of businesses		(79)
Recoveries of advances written off in previous years	397	553
Discount unwind	(53)	(63)
Ending Balance	1,464	1,570
Stage 3 [member] | Undrawn balances [member]
In respect of:
Beginning Balance	6
Exchange and other adjustments		12
Impact of transfers between stages	3	2
Other items charged to the income statement	(4)	(8)
Charge to the income statement	(1)	(6)
Ending Balance	5	6
Stage 3 [member] | Retail - Mortgages [Member]
In respect of:
Beginning Balance	118	86
Exchange and other adjustments		1
Impact of transfers between stages	45	47
Other items charged to the income statement	(59)	(5)
Charge to the income statement	(14)	42
Advances written off	(35)	(19)
Recoveries of advances written off in previous years	29	3
Discount unwind	24	5
Ending Balance	122	118
Stage 3 [member] | Stage 1 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	(7)	(5)
Stage 3 [member] | Stage 1 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages		(1)
Stage 3 [member] | Stage 2 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	(39)	(39)
Stage 3 [member] | Stage 2 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	(20)	(12)
Stage 3 [member] | Stage 3 [member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	155	163
Stage 3 [member] | Stage 3 [member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	4	7
Stage 3 [member] | Stage 3 [member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	26	20
Stage 3 [member] | Impact of transfers between stages [Member] | Drawn balance [member]
In respect of:
Impact of transfers between stages	420	325
Stage 3 [member] | Impact of transfers between stages [Member] | Undrawn balances [member]
In respect of:
Impact of transfers between stages	(1)	(5)
Stage 3 [member] | Impact of transfers between stages [Member] | Retail - Mortgages [Member]
In respect of:
Impact of transfers between stages	39	40
Purchased or originated credit-impaired [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	142	78
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	142	78
Purchased or originated credit-impaired [member] | Gross [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	142	78
Purchased or originated credit-impaired [member] | Financial assets at amortised cost, class [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognised in profit or loss	142	78
Purchased or originated credit-impaired [member] | Drawn balance [member]
In respect of:
Beginning Balance	78	32
Exchange and other adjustments	283
Other items charged to the income statement	(193)
Charge to the income statement	(193)
Advances written off	(54)
Recoveries of advances written off in previous years	28	27
Discount unwind		19
Ending Balance	142	78
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member]
In respect of:
Beginning Balance	78	32
Exchange and other adjustments	283
Other items charged to the income statement	(193)
Charge to the income statement	(193)
Advances written off	(54)
Recoveries of advances written off in previous years	28	27
Discount unwind		19
Ending Balance	£ 142	£ 78